Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000162163
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Institutional Class generated a total return of 20.21% during the six months ended June 30, 2025.

• The Fund outperformed the S&P 500® Index (Index) attributable primarily to effective stock selection. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks. Sector allocation decisions overall added value, albeit modestly.

• Stock selection in financials, information technology and communication services contributed most positively. Overweights to information technology and communication services also helped. An overweight to consumer discretionary, stock selection in energy and having no allocation to utilities detracted.

• Individual stocks contributing most positively to the Fund’s relative results were Robinhood Markets, a financial services platform operator; Uber Technologies, a transportation company; and Apple, an information technology giant. An out-of-Index position in Robinhood Markets enjoyed a triple-digit share price gain largely on cryptocurrency momentum. Uber Technologies saw a double-digit share price gain driven by strong revenue growth and profitability. Having an underweight in Apple, whose shares declined, proved beneficial. The Fund sold its position in Apple in March 2025.

• Stocks that detracted most from the Fund’s relative performance were Salesforce, a customer relationship management cloud-based software company; Snap, operator of social media platform Snapchat; and Exact Sciences, a molecular diagnostics company—each of which saw a share price decline. Salesforce struggled amid pressures on enterprise information technology spending, slowing revenue growth and AI competition. An out-of-Index position in Snap was hurt by a lackluster advertising environment, tariff concerns and a lack of clear guidance. An out-of-Index position in Exact Sciences was negatively affected by potential changes in insurance coverage for its Cologuard screening test as well as by heightened competition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Institutional Class	S&P 500® Index	Russell 1000® Growth Index
11/1/2015	$10,000	$10,000	$10,000
11/30/2015	$9,975	$10,030	$10,028
12/31/2015	$9,927	$9,872	$9,881
1/31/2016	$8,880	$9,382	$9,329
2/29/2016	$8,861	$9,369	$9,325
3/31/2016	$9,373	$10,005	$9,954
4/30/2016	$9,506	$10,043	$9,863
5/31/2016	$9,798	$10,224	$10,055
6/30/2016	$9,540	$10,250	$10,015
7/31/2016	$10,241	$10,628	$10,488
8/31/2016	$10,450	$10,643	$10,436
9/30/2016	$10,496	$10,645	$10,474
10/31/2016	$10,181	$10,451	$10,228
11/30/2016	$9,995	$10,838	$10,451
12/31/2016	$9,966	$11,052	$10,580
1/31/2017	$10,546	$11,262	$10,937
2/28/2017	$10,962	$11,709	$11,391
3/31/2017	$11,239	$11,723	$11,523
4/30/2017	$11,711	$11,843	$11,786
5/31/2017	$11,667	$12,010	$12,093
6/30/2017	$12,131	$12,085	$12,061
7/31/2017	$12,767	$12,333	$12,381
8/31/2017	$13,152	$12,371	$12,608
9/30/2017	$13,122	$12,626	$12,772
10/31/2017	$13,200	$12,921	$13,267
11/30/2017	$13,243	$13,317	$13,670
12/31/2017	$13,351	$13,465	$13,777
1/31/2018	$14,721	$14,236	$14,752
2/28/2018	$14,404	$13,711	$14,366
3/31/2018	$14,092	$13,363	$13,972
4/30/2018	$14,409	$13,414	$14,020
5/31/2018	$14,954	$13,737	$14,635
6/30/2018	$15,318	$13,822	$14,776
7/31/2018	$15,257	$14,336	$15,210
8/31/2018	$16,021	$14,803	$16,041
9/30/2018	$16,375	$14,887	$16,131
10/31/2018	$14,311	$13,870	$14,688
11/30/2018	$14,716	$14,153	$14,844
12/31/2018	$13,558	$12,875	$13,568
1/31/2019	$15,549	$13,906	$14,788
2/28/2019	$15,874	$14,353	$15,317
3/31/2019	$16,258	$14,632	$15,753
4/30/2019	$16,632	$15,224	$16,464
5/31/2019	$15,426	$14,257	$15,424
6/30/2019	$16,712	$15,262	$16,484
7/31/2019	$16,477	$15,481	$16,856
8/31/2019	$15,666	$15,236	$16,727
9/30/2019	$15,004	$15,521	$16,729
10/31/2019	$15,191	$15,857	$17,200
11/30/2019	$16,653	$16,433	$17,964
12/31/2019	$17,072	$16,928	$18,506
1/31/2020	$17,207	$16,922	$18,919
2/29/2020	$16,572	$15,529	$17,631
3/31/2020	$14,438	$13,611	$15,896
4/30/2020	$17,360	$15,356	$18,249
5/31/2020	$19,160	$16,087	$19,474
6/30/2020	$20,124	$16,407	$20,322
7/31/2020	$21,130	$17,332	$21,885
8/31/2020	$22,712	$18,578	$24,144
9/30/2020	$21,906	$17,872	$23,008
10/31/2020	$21,430	$17,397	$22,226
11/30/2020	$23,665	$19,301	$24,502
12/31/2020	$24,988	$20,043	$25,629
1/31/2021	$25,201	$19,841	$25,439
2/28/2021	$25,718	$20,388	$25,433
3/31/2021	$25,001	$21,281	$25,870
4/30/2021	$26,157	$22,416	$27,630
5/31/2021	$25,659	$22,573	$27,248
6/30/2021	$27,223	$23,100	$28,958
7/31/2021	$27,074	$23,649	$29,912
8/31/2021	$27,927	$24,368	$31,030
9/30/2021	$26,480	$23,234	$29,293
10/31/2021	$27,824	$24,862	$31,830
11/30/2021	$25,924	$24,690	$32,024
12/31/2021	$25,768	$25,797	$32,701
1/31/2022	$23,672	$24,462	$29,895
2/28/2022	$22,509	$23,729	$28,625
3/31/2022	$22,990	$24,610	$29,745
4/30/2022	$19,309	$22,464	$26,153
5/31/2022	$18,435	$22,505	$25,545
6/30/2022	$16,406	$20,648	$23,521
7/31/2022	$17,969	$22,552	$26,344
8/31/2022	$17,739	$21,632	$25,117
9/30/2022	$15,836	$19,640	$22,675
10/31/2022	$16,784	$21,230	$24,001
11/30/2022	$17,339	$22,416	$25,094
12/31/2022	$15,757	$21,125	$23,173
1/31/2023	$18,213	$22,452	$25,105
2/28/2023	$17,794	$21,904	$24,807
3/31/2023	$19,026	$22,708	$26,502
4/30/2023	$18,682	$23,063	$26,764
5/31/2023	$20,099	$23,163	$27,984
6/30/2023	$21,373	$24,693	$29,897
7/31/2023	$22,982	$25,487	$30,904
8/31/2023	$22,454	$25,081	$30,627
9/30/2023	$21,230	$23,885	$28,961
10/31/2023	$20,308	$23,383	$28,549
11/30/2023	$23,192	$25,518	$31,661
12/31/2023	$25,136	$26,678	$33,063
1/31/2024	$25,430	$27,126	$33,888
2/29/2024	$27,299	$28,574	$36,200
3/31/2024	$28,112	$29,494	$36,837
4/30/2024	$25,966	$28,289	$35,275
5/31/2024	$26,947	$29,692	$37,386
6/30/2024	$28,765	$30,757	$39,907
7/31/2024	$27,617	$31,132	$39,229
8/31/2024	$28,229	$31,887	$40,046
9/30/2024	$29,226	$32,568	$41,180
10/31/2024	$29,796	$32,272	$41,044
11/30/2024	$33,032	$34,167	$43,706
12/31/2024	$31,868	$33,352	$44,092
1/31/2025	$33,742	$34,281	$44,964
2/28/2025	$32,178	$33,834	$43,349
3/31/2025	$29,272	$31,928	$39,697
4/30/2025	$30,974	$31,711	$40,400
5/31/2025	$34,628	$33,707	$43,975
6/30/2025	$38,307	$35,421	$46,778

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	33.17%	13.74%	14.91%
S&P 500® Index	15.16%	16.64%	13.98%
Russell 1000® Growth Index	17.22%	18.15%	17.31%

Performance Inception Date	Nov. 01, 2015
AssetsNet	$ 421,351,808
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$421,351,808
# of Portfolio Holdings	34
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	98.8%
Cash & Other Assets - Net	1.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Energy	0.9%
Industrials	4.6%
Healthcare	9.6%
Financials	12.1%
Consumer Discretionary	12.1%
Communication Services	20.3%
Information Technology	40.4%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	9.7%
Meta Platforms, Inc.	8.4%
Netflix, Inc.	5.1%
Robinhood Markets, Inc.	4.8%
Uber Technologies, Inc.	4.5%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.2%
Coinbase Global, Inc.	4.2%
Microsoft Corp.	3.8%
Exelixis, Inc.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020637
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VALLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.13%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 20.06% during the six months ended June 30, 2025.

• The Fund outperformed the S&P 500® Index (Index) attributable primarily to effective stock selection. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks. Sector allocation decisions overall added value, albeit modestly.

• Stock selection in financials, information technology and communication services contributed most positively. Overweights to information technology and communication services also helped. An overweight to consumer discretionary, stock selection in energy and having no allocation to utilities detracted.

• Individual stocks contributing most positively to the Fund’s relative results were Robinhood Markets, a financial services platform operator; Uber Technologies, a transportation company; and Apple, an information technology giant. An out-of-Index position in Robinhood Markets enjoyed a triple-digit share price gain largely on cryptocurrency momentum. Uber Technologies saw a double-digit share price gain driven by strong revenue growth and profitability. Having an underweight in Apple, whose shares declined, proved beneficial. The Fund sold its position in Apple in March 2025.

• Stocks that detracted most from the Fund’s relative performance were Salesforce, a customer relationship management cloud-based software company; Snap, operator of social media platform Snapchat; and Exact Sciences, a molecular diagnostics company—each of which saw a share price decline. Salesforce struggled amid pressures on enterprise information technology spending, slowing revenue growth and AI competition. An out-of-Index position in Snap was hurt by a lackluster advertising environment, tariff concerns and a lack of clear guidance. An out-of-Index position in Exact Sciences was negatively affected by potential changes in insurance coverage for its Cologuard screening test as well as by heightened competition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Investor Class	S&P 500® Index	Russell 1000® Growth Index
06/15	$10,000	$10,000	$10,000
07/15	$10,422	$10,210	$10,339
08/15	$9,780	$9,594	$9,711
09/15	$9,433	$9,356	$9,471
10/15	$10,280	$10,145	$10,287
11/15	$10,392	$10,176	$10,315
12/15	$10,369	$10,015	$10,164
01/16	$9,290	$9,518	$9,597
02/16	$9,255	$9,505	$9,592
03/16	$9,784	$10,150	$10,239
04/16	$9,922	$10,189	$10,146
05/16	$10,230	$10,372	$10,343
06/16	$9,958	$10,399	$10,302
07/16	$10,685	$10,783	$10,789
08/16	$10,906	$10,798	$10,735
09/16	$10,949	$10,800	$10,774
10/16	$10,621	$10,603	$10,521
11/16	$10,424	$10,996	$10,750
12/16	$10,394	$11,213	$10,883
01/17	$10,998	$11,426	$11,250
02/17	$11,426	$11,879	$11,717
03/17	$11,715	$11,893	$11,853
04/17	$12,206	$12,015	$12,124
05/17	$12,161	$12,184	$12,439
06/17	$12,644	$12,260	$12,406
07/17	$13,302	$12,512	$12,736
08/17	$13,703	$12,551	$12,970
09/17	$13,667	$12,810	$13,138
10/17	$13,749	$13,109	$13,647
11/17	$13,789	$13,511	$14,062
12/17	$13,906	$13,661	$14,171
01/18	$15,323	$14,443	$15,175
02/18	$14,998	$13,911	$14,777
03/18	$14,673	$13,557	$14,372
04/18	$14,993	$13,609	$14,422
05/18	$15,561	$13,937	$15,054
06/18	$15,935	$14,023	$15,199
07/18	$15,872	$14,544	$15,645
08/18	$16,663	$15,018	$16,501
09/18	$17,027	$15,104	$16,593
10/18	$14,882	$14,072	$15,109
11/18	$15,299	$14,358	$15,270
12/18	$14,087	$13,062	$13,957
01/19	$16,155	$14,109	$15,211
02/19	$16,495	$14,562	$15,756
03/19	$16,889	$14,845	$16,204
04/19	$17,273	$15,446	$16,936
05/19	$16,016	$14,464	$15,866
06/19	$17,345	$15,483	$16,956
07/19	$17,100	$15,706	$17,339
08/19	$16,255	$15,457	$17,206
09/19	$15,572	$15,746	$17,208
10/19	$15,755	$16,087	$17,693
11/19	$17,273	$16,671	$18,478
12/19	$17,704	$17,175	$19,036
01/20	$17,839	$17,168	$19,461
02/20	$17,177	$15,755	$18,136
03/20	$14,964	$13,809	$16,352
04/20	$17,980	$15,579	$18,771
05/20	$19,844	$16,321	$20,032
06/20	$20,837	$16,645	$20,904
07/20	$21,873	$17,584	$22,512
08/20	$23,510	$18,848	$24,835
09/20	$22,670	$18,132	$23,667
10/20	$22,173	$17,650	$22,863
11/20	$24,484	$19,582	$25,204
12/20	$25,845	$20,334	$26,363
01/21	$26,054	$20,129	$26,168
02/21	$26,587	$20,684	$26,162
03/21	$25,845	$21,590	$26,611
04/21	$27,031	$22,742	$28,422
05/21	$26,512	$22,901	$28,029
06/21	$28,123	$23,436	$29,787
07/21	$27,961	$23,993	$30,769
08/21	$28,844	$24,722	$31,920
09/21	$27,335	$23,572	$30,132
10/21	$28,723	$25,224	$32,742
11/21	$26,755	$25,049	$32,942
12/21	$26,591	$26,172	$33,638
01/22	$24,424	$24,817	$30,751
02/22	$23,225	$24,074	$29,445
03/22	$23,712	$24,968	$30,597
04/22	$19,905	$22,791	$26,902
05/22	$19,007	$22,833	$26,277
06/22	$16,910	$20,948	$24,195
07/22	$18,512	$22,879	$27,099
08/22	$18,272	$21,946	$25,837
09/22	$16,306	$19,925	$23,325
10/22	$17,281	$21,538	$24,688
11/22	$17,854	$22,742	$25,813
12/22	$16,224	$21,432	$23,837
01/23	$18,743	$22,778	$25,824
02/23	$18,313	$22,223	$25,517
03/23	$19,576	$23,038	$27,262
04/23	$19,217	$23,398	$27,531
05/23	$20,673	$23,500	$28,785
06/23	$21,981	$25,053	$30,754
07/23	$23,622	$25,857	$31,790
08/23	$23,069	$25,446	$31,504
09/23	$21,814	$24,232	$29,791
10/23	$20,858	$23,723	$29,367
11/23	$23,815	$25,889	$32,568
12/23	$25,806	$27,066	$34,010
01/24	$26,105	$27,520	$34,859
02/24	$28,018	$28,990	$37,237
03/24	$28,851	$29,923	$37,893
04/24	$26,640	$28,700	$36,285
05/24	$27,640	$30,124	$38,458
06/24	$29,501	$31,204	$41,051
07/24	$28,316	$31,584	$40,353
08/24	$28,939	$32,350	$41,193
09/24	$29,948	$33,041	$42,360
10/24	$30,527	$32,742	$42,220
11/24	$33,835	$34,664	$44,958
12/24	$32,643	$33,837	$45,355
01/25	$34,553	$34,780	$46,252
02/25	$32,950	$34,326	$44,591
03/25	$29,969	$32,392	$40,834
04/25	$31,707	$32,172	$41,557
05/25	$35,435	$34,197	$45,234
06/25	$39,190	$35,936	$48,119

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	32.85%	13.47%	14.64%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 1000® Growth Index	17.22%	18.15%	17.01%

AssetsNet	$ 421,351,808
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$421,351,808
# of Portfolio Holdings	34
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	98.8%
Cash & Other Assets - Net	1.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Energy	0.9%
Industrials	4.6%
Healthcare	9.6%
Financials	12.1%
Consumer Discretionary	12.1%
Communication Services	20.3%
Information Technology	40.4%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	9.7%
Meta Platforms, Inc.	8.4%
Netflix, Inc.	5.1%
Robinhood Markets, Inc.	4.8%
Uber Technologies, Inc.	4.5%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.2%
Coinbase Global, Inc.	4.2%
Microsoft Corp.	3.8%
Exelixis, Inc.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com